Expense Example {- Fidelity Pennsylvania Municipal Money Market Fund} - 12.31 Fidelity Pennsylvania Municipal Funds Combo PRO-11 - Fidelity Pennsylvania Municipal Money Market Fund - Fidelity Pennsylvania Municipal Money Market Fund
Mar. 01, 2022 USD ($)
Expense Example:
1 year	$ 51
3 years	160
5 years	280
10 years	$ 628